Additional Information-Parent Company Only Condensed Financial Information balance sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 587,749	$ 80,521	¥ 426,119		¥ 694,420
Term deposits and short-term investments	599,041	82,068	900,823
Prepayment and other current assets	195,202	26,743	171,774
Total current assets	1,724,360	236,236	1,721,924
Non-current assets:
Total non-current assets	1,010,798	138,479	1,492,641
Total assets	2,735,158	374,715	3,214,565
Current liabilities:
Amounts due to	477	65	388
Accrued expenses and other current liabilities	265,216	36,334	233,913
Accrued Litigation Liabilities Current	256		2,157
Total current liabilities	630,206	86,337	540,423
Non-current liabilities:
Total non-current liabilities	146,222	20,032	112,828
Total liabilities	776,428	106,369	653,251
Shareholders' deficit
Treasury stock	(376,690)	(51,606)	(358,453)
Additional paid-in capital	3,069,799	420,561	3,080,433
Statutory reserves	40,552	5,556	33,855
Accumulated deficit	(926,390)	(126,915)	(330,166)
Accumulated other comprehensive income	31,560	4,324	18,185
Total So-Young International Inc. shareholders' equity	1,839,121	251,960	2,444,129
Total liabilities and shareholders' equity	2,735,158	374,715	3,214,565
Related Party
Current assets:
Amounts due from related parties	1,218	167	9,212
Parent company | Reportable Legal Entities
Current assets:
Cash and cash equivalents	22,732	3,114	8,228	$ 1,127	¥ 143,100	¥ 55,806
Term deposits and short-term investments			283,308
Prepayment and other current assets	3,918	537	7,683
Total current assets	1,921,306	263,218	1,946,753
Non-current assets:
Investment in subsidiaries and VIEs			565,304
Total non-current assets			565,304
Total assets	1,921,306	263,218	2,512,057
Current liabilities:
Accrued expenses and other current liabilities	1,204	163	1,144
Total current liabilities	54,588	7,477	67,928
Non-current liabilities:
Investment deficit of subsidiaries and VIEs	27,597	3,781
Total non-current liabilities	27,597	3,781
Total liabilities	82,185	11,258	67,928
Shareholders' deficit
Treasury stock	(376,690)	(51,606)	(358,453)
Additional paid-in capital	3,069,799	420,561	3,080,433
Statutory reserves	40,552	5,556	33,855
Accumulated deficit	(926,390)	(126,915)	(330,166)
Accumulated other comprehensive income	31,560	4,324	18,185
Total So-Young International Inc. shareholders' equity	1,839,121	251,960	2,444,129
Total liabilities and shareholders' equity	1,921,306	263,218	2,512,057
Parent company | Reportable Legal Entities | Related Party | Group companies
Current assets:
Amounts due from related parties	1,894,656	259,567	1,647,534
Parent company | Reportable Legal Entities | Affiliated Entity | VIE Companies
Current liabilities:
Amounts due to	27,518	3,770	41,928
Parent company | Reportable Legal Entities | Affiliated Entity | Group companies
Current liabilities:
Amounts due to	25,866	3,544	24,856
Class A Ordinary Shares
Shareholders' deficit
Ordinary shares	253	35	238
Class A Ordinary Shares | Parent company | Reportable Legal Entities
Shareholders' deficit
Ordinary shares	253	35	238
Class B Ordinary shares
Shareholders' deficit
Ordinary shares	37	5	37
Class B Ordinary shares | Parent company | Reportable Legal Entities
Shareholders' deficit
Ordinary shares	¥ 37	$ 5	¥ 37